Investments in Associates and Joint Ventures - Summarized Statements of Financial Position (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position:
Noncurrent assets	₱ 383,176	₱ 369,775
Current assets	99,574	89,669
Noncurrent liabilities	173,476	180,170
Current liabilities	192,608	168,091
Equity	116,666	111,183	₱ 108,537	₱ 113,898
Carrying value of investments in associates	20,498	12,041
Carrying value of investments in joint ventures	34,929	34,089
Additional Information:
Cash and cash equivalents	51,654	32,905	₱ 38,722	₱ 46,455
Noncurrent financial liabilities	143,392	157,711
Vega Telecom Inc. [Member]
Statement of Financial Position:
Noncurrent assets	77,261	77,694
Current assets	3,070	2,807
Noncurrent liabilities	11,193	11,373
Current liabilities	2,678	1,936
Equity	66,460	67,192
Carrying value of investments in joint ventures	32,541	32,550
Additional Information:
Cash and cash equivalents	2,191	1,961
Current financial liabilities	607
Voyager Innovations Holdings, Pte. Ltd. [Member]
Statement of Financial Position:
Noncurrent assets	1,318
Current assets	11,152
Noncurrent liabilities	42
Current liabilities	2,926
Equity	9,502
Carrying value of investments in associates	10,487
Satventures, Inc. [Member]
Statement of Financial Position:
Noncurrent assets	20,712	20,055
Current assets	2,606	2,820
Noncurrent liabilities	3,297	3,292
Current liabilities	5,549	5,253
Equity	14,472	14,330
Carrying value of investments in associates	9,262	9,171
Additional Information:
Cash and cash equivalents	611	1,211
Current financial liabilities	487	397
Noncurrent financial liabilities	₱ 2,239	2,097
Hastings Philippine Depositary Receipts [Member]
Statement of Financial Position:
Noncurrent assets		1,803
Current assets		2,360
Noncurrent liabilities		151
Current liabilities		336
Equity		3,676
Carrying value of investments in associates		1,664
Additional Information:
Cash and cash equivalents		₱ 1,304